Condensed Statement of Changes In Shareholders' Equity (Parenthetical)	2 Months Ended
Dec. 31, 2020 $ / shares shares
Shares Issued, Price Per Share | $ / shares	$ 0.0006
Weighted Average Number of Shares, Common Stock Subject to Repurchase or Cancellation	5,625,000
Common Class B [Member]
Weighted Average Number of Shares, Common Stock Subject to Repurchase or Cancellation	5,625,000